Share Capital - Additional Information (Details) - shares		12 Months Ended
	Mar. 01, 2017	Dec. 31, 2022	Dec. 31, 2021
American Depositary Shares | Two Thousand Eighteen Repurchase Plan
Share Capital [Line Items]
Share repurchased under repurchase plan			920,606
American Depositary Shares | Two Thousand Twenty Two Repurchase Plan [Member]
Share Capital [Line Items]
Share repurchased under repurchase plan		273,469
Class A Common Shares
Share Capital [Line Items]
Common shares, shares outstanding		62,731,971	62,036,273
Share repurchased under repurchase plan	613,737
Class A Common Shares | Two Thousand Eighteen Repurchase Plan
Share Capital [Line Items]
Common shares, shares outstanding		62,731,971
Share repurchased under repurchase plan			613,737
Class A Common Shares | Two Thousand Twenty Two Repurchase Plan [Member]
Share Capital [Line Items]
Share repurchased under repurchase plan	182,313	182,313
Class B Common Shares
Share Capital [Line Items]
Common shares, shares outstanding		17,000,189	17,000,189
Class B Common Shares | Two Thousand Eighteen Repurchase Plan
Share Capital [Line Items]
Common shares, shares outstanding		17,000,189